Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Document Period End Date	May 31, 2024
C000209574 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class A
Trading Symbol	MLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class A)	$426	7.99%
*	Annualized.

Expenses Paid, Amount	$ 426
Expense Ratio, Percent	7.99%	[1]
Net Assets	$ 941,800,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%

C000209576 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R
Trading Symbol	SPMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R)	$439	8.24%
*	Annualized.

Expenses Paid, Amount	$ 439
Expense Ratio, Percent	8.24%	[2]
Net Assets	$ 941,800,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%

C000209583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R6
Trading Symbol	OSPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$675	12.41%
*	Annualized.

Expenses Paid, Amount	$ 675
Expense Ratio, Percent	12.41%	[3]
Net Assets	$ 237,250,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%

C000209566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R
Trading Symbol	SPMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R)	$441	8.27%
*	Annualized.

Expenses Paid, Amount	$ 441
Expense Ratio, Percent	8.27%	[4]
Net Assets	$ 1,890,240,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%

C000209568 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R5
Trading Symbol	SPMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R5)	$414	7.74%
*	Annualized.

Expenses Paid, Amount	$ 414
Expense Ratio, Percent	7.74%	[5]
Net Assets	$ 1,890,240,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%

C000209565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class C
Trading Symbol	MLPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class C)	$467	8.77%
*	Annualized.

Expenses Paid, Amount	$ 467
Expense Ratio, Percent	8.77%	[6]
Net Assets	$ 1,890,240,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%

C000209582 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class A
Trading Symbol	MLPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class A)	$419	7.90%
*	Annualized.

Expenses Paid, Amount	$ 419
Expense Ratio, Percent	7.90%	[7]
Net Assets	$ 3,680,750,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%

C000209587 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class C
Trading Symbol	MLPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$733	13.51%
*	Annualized.

Expenses Paid, Amount	$ 733
Expense Ratio, Percent	13.51%	[8]
Net Assets	$ 237,250,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%

C000209569 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R6
Trading Symbol	OSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R6)	$413	7.74%
*	Annualized.

Expenses Paid, Amount	$ 413
Expense Ratio, Percent	7.74%	[9]
Net Assets	$ 1,890,240,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%

C000209575 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class C
Trading Symbol	MLPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class C)	$465	8.74%
*	Annualized.

Expenses Paid, Amount	$ 465
Expense Ratio, Percent	8.74%	[10]
Net Assets	$ 941,800,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%

C000209584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R5
Trading Symbol	SPMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$677	12.44%
*	Annualized.

Expenses Paid, Amount	$ 677
Expense Ratio, Percent	12.44%	[11]
Net Assets	$ 237,250,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%

C000209570 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class A
Trading Symbol	MLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class A)	$428	8.02%
*	Annualized.

Expenses Paid, Amount	$ 428
Expense Ratio, Percent	8.02%	[12]
Net Assets	$ 1,890,240,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%

C000209577 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class C
Trading Symbol	MLPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class C)	$458	8.65%
*	Annualized.

Expenses Paid, Amount	$ 458
Expense Ratio, Percent	8.65%	[13]
Net Assets	$ 3,680,750,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%

C000209578 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R
Trading Symbol	SPNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R)	$432	8.15%
*	Annualized.

Expenses Paid, Amount	$ 432
Expense Ratio, Percent	8.15%	[14]
Net Assets	$ 3,680,750,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%

C000209572 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R6
Trading Symbol	OSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R6)	$408	7.65%
*	Annualized.

Expenses Paid, Amount	$ 408
Expense Ratio, Percent	7.65%	[15]
Net Assets	$ 941,800,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%

C000209573 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class Y
Trading Symbol	MLPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class Y)	$413	7.74%
*	Annualized.

Expenses Paid, Amount	$ 413
Expense Ratio, Percent	7.74%	[16]
Net Assets	$ 941,800,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%

C000209586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R
Trading Symbol	SPMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$706	13.00%
*	Annualized.

Expenses Paid, Amount	$ 706
Expense Ratio, Percent	13.00%	[17]
Net Assets	$ 237,250,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%

C000209588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class A
Trading Symbol	MLPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$693	12.76%
*	Annualized.

Expenses Paid, Amount	$ 693
Expense Ratio, Percent	12.76%	[18]
Net Assets	$ 237,250,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%

C000209567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class Y
Trading Symbol	MLPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class Y)	$415	7.77%
*	Annualized.

Expenses Paid, Amount	$ 415
Expense Ratio, Percent	7.77%	[19]
Net Assets	$ 1,890,240,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%

C000209571 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R5
Trading Symbol	SPMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R5)	$410	7.68%
*	Annualized.

Expenses Paid, Amount	$ 410
Expense Ratio, Percent	7.68%	[20]
Net Assets	$ 941,800,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%

C000209581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R6
Trading Symbol	OSPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R6)	$401	7.58%
*	Annualized.

Expenses Paid, Amount	$ 401
Expense Ratio, Percent	7.58%	[21]
Net Assets	$ 3,680,750,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%

C000209585 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class Y
Trading Symbol	MLPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$680	12.50%
*	Annualized.

Expenses Paid, Amount	$ 680
Expense Ratio, Percent	12.50%	[22]
Net Assets	$ 237,250,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%

C000209579 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class Y
Trading Symbol	MLPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class Y)	$406	7.65%
*	Annualized.

Expenses Paid, Amount	$ 406
Expense Ratio, Percent	7.65%	[23]
Net Assets	$ 3,680,750,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%

C000209580 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R5
Trading Symbol	SPMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R5)	$404	7.62%
*	Annualized.

Expenses Paid, Amount	$ 404
Expense Ratio, Percent	7.62%	[24]
Net Assets	$ 3,680,750,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%

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